Consideration Liability Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at the beginning of period	$ (3,699)	$ 0
Initial recognition of the liabilities	0	3,640
Unrealized gains (losses) in earnings (1)	(3,380)	(59)
Finalization of the fair value determination of contingent consideration in the CTS acquisition (see Note 8)	(166)	0
Payment of contingent consideration from the CSP acquisition (see Note 20)	7,245	0
Balance at the end of period	$ 0	$ (3,699)